Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Mar. 11, 2022	Jan. 30, 2022	Mar. 30, 2027	Mar. 31, 2022	Jan. 29, 2022	Dec. 31, 2021	Jan. 01, 2020
Subsequent Events
Intellectual Property Assets Purchase Price					$ 26,000,000
Convertible Promissory Note Principal Amount		$ 26,000,000	$ 500,000	$ 26,000,000
Convertible Note Payable In Cash Date		Jan. 30, 2027
Initial Public Offering Price Of The Offering Percentage		80.00%	80.00%
Unpaid Principal And Accrued Interest, And A Maturity Date	Feb. 28, 2023
Unpaid Principal And Accrued Interest Rate		1.85%
Non-convertible Note Issued Principal Amount	$ 800,000						$ 84,000
Unpaid Principal Amount						$ 3,000,000
Accrued Interest						$ 9,507